Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 8,758	$ 26,142
Other financial assets	330	59,801
Trade receivables		395,585
Other receivables	50,939,090	35,572,982
Other current assets	328,024	265,311
Total current assets	51,276,202	36,319,821
Non-current assets
Property and equipment, net		940,231
Capital work-in-process		25,001
Intangible assets and goodwill, net	35,259,504	47,472,204
Intangible assets under development	166,587
Other non-current assets		8,197
Deferred tax assets	126,624	447,787
Total non-current assets	35,552,715	48,893,420
Total assets	86,828,917	85,213,241
Current Liabilities
Borrowings	1,038,155	1,456,131
Trade payables	941,162	876,154
Other financial liabilities	1,510,240	565,028
Security deposits payable		36,089
Other current liabilities	7,998,305	5,629,150
Customers acquisition payable	29,146,665	30,223,965
Current tax liability	3,305,308	2,313,098
Total current liabilities	43,939,835	41,099,615
Non-current liabilities
Customer acquisition payable, net of current portion	29,146,665	30,223,965
Deferred tax liability	1,533,643	2,137,066
Total non-current liabilities	30,680,308	32,361,031
Total liabilities	74,620,143	73,460,646
Commitments and contingencies	730,000	1,959,450
EQUITY
Equity share capital	341,541	341,541
Other equity	11,865,325	11,489,029
Equity attributable to equity holders of the Company	12,206,866	11,830,570
Non-controlling interest	1,908	(77,975)
Total equity	12,208,774	11,752,595
Total liabilities and equity	$ 86,828,917	$ 85,213,241